TRUE GOLD BUSINESS COMBINATION (Details Narrative) $ / shares in Units, $ in Thousands, $ in Thousands					1 Months Ended
	Jul. 19, 2024 shares	Oct. 03, 2023 USD ($) $ / shares	Oct. 03, 2023 AUD ($)	Oct. 02, 2023	Jul. 31, 2024	Dec. 31, 2024 € / shares	Jan. 31, 2015
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired							2.00%
Par value per share | € / shares						€ 1
True gold consortium pty ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired		7.50%
Subsidiaries, percentage owned	52.90%	51.90%	51.90%	44.40%	52.90%
Number of shares on exchange | shares	1,022
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date | $		$ 22,164
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination | $		$ 22,164
Weighted average cost of capital percentage		24.80%
Terminal per shares		$ 4.59
Terminal growth rate percentage		3.00%
Discount for lack of marketability percentage		25.20%
Discount for lack of marketability value		$ 11.17
Par value per share		$ 33.12
Forgiveness of outstanding payables		$ 307	$ 475